Cover	Nov. 11, 2026
Entity Addresses [Line Items]
Document Type	8-K
Document Period End Date	Nov. 11, 2026
Registrant Name	SpyGlass Pharma, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-43105
Entity Tax Identification Number	83-3044245
Entity Address, Address Line One	15326 Alton Parkway
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	949
Local Phone Number	284-6904
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	SGP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Central Index Key	0001778922
Amendment Flag	false